Segment Information - Revenue from External Customers Based on Customer's Country of Domicile and Long-lived Assets by Country of Domicile (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 425,940	$ 425,215	$ 384,565
Thailand (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	154,207	158,565	110,569
Singapore (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	63,781	76,453	105,431
Australia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	37,594	34,901	27,918
The People's Republic of China (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	111,917	108,561	96,956
India (Country of Dimicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	45,008	31,291	31,212
Southeast Asia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	13,339	15,394	12,465
Northeast Asia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 94	$ 50	$ 14